Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2013
Life Insurance Premiums and Related Investment Income

Life insurance premiums and related investment income in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Life insurance premiums	¥107,860	¥116,836	¥130,187
Life insurance related investment income	10,343	11,375	8,539

	¥118,203	¥128,211	¥138,726